Premises and Equipmen (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 94,948	$ 86,375
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(51,210)	(42,323)
Property, Plant and Equipment, Net	52,037	43,738	44,052
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		70,296	65,151
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		9,104	8,111
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		7,852	7,567
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,446	5,546
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,250